Other (Income) /Expense, Net (Details) - Schedule of Other (Income)/Expense, Net - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Other (income) /expense, net - other than related parties
Interest income	$ (4,483)	$ (12,851)	$ (14,608)	$ (20,387)	$ (36,687)		$ (13,097)
Change in fair value of preferred stock warrant liability		(175,102)		(420,245)
Change in fair value of Atalaya Note			(970,020)		1,632,996
Loss/(Gain) on sale of property, plant & equipment	637	17,553	(1,194)	84,093
Loss/(Gain) on sale of assets held for sale	73	(3,633)	(2,850)	1,385	207,706		(1,644,650)
Loss on foreign currency remeasurements	971	2,487	1,781	13,698	19,611		313,584
Loss on assets written off	56	40,014	93,740	40,014	(92,462)
Provision written back		(113,827)	(22,556)	(113,827)	(113,324)
Payable to customers written back	(8,625)	(5,413)	(13,153)	(57,503)
Other, net	(16,636)	(20,725)	(102,921)	(49,944)	(1,129,165)	[1]	(459,804)	[1]
Total	(28,007)	(271,497)	(1,031,781)	(522,716)	(11,316,472)		(2,043,556)
Other (income) - from related parties
Interest income		(1,626)		(5,676)	(11,224)		(15,804)
Total		$ (1,626)		$ (5,676)	$ (11,224)		$ (15,804)

[1]	includes amount of $951,241 from ASJC Global LLC – Series 24 (“ASJC”) and Cohen Sponsor LLC – A24 RS for the waiver of lock-up restrictions on shares held by Them for the year ended March 31, 2024.